Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 1,889,504	$ 7,297,674
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,507,201	7,245,011
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	731,816	(322,642)
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(252,629)	(165,871)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,032,389	(2,410,168)
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	45,610	33,040
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(641,849)	2,488,781
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	554,628	28,399
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,037,236	7,593,472
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(617,697)	52,663
Fair Value Long Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,182,496	14,811,627
Fair Value Long Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,517,556	12,463,489
Fair Value Long Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		388,742
Fair Value Long Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	400	11,122
Fair Value Long Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,130,457	353,905
Fair Value Long Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,090	55,840
Fair Value Long Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	17,174	4,158,465
Fair Value Long Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,540	15,020
Fair Value Long Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,359,895	7,480,395
Fair Value Long Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	664,940	2,348,138
Fair Value Long Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,877,380)	(7,153,772)
Fair Value Long Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,494,570)	(4,536,548)
Fair Value Long Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(564,649)
Fair Value Long Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(253,029)	(864,056)
Fair Value Long Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(863,057)	(2,649,035)
Fair Value Long Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(22,530)	(4,130)
Fair Value Long Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,866,452)	(329,026)
Fair Value Long Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(870)	(85,149)
Fair Value Long Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(488,632)	(40,503)
Fair Value Long Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,382,810)	(2,617,224)
Fair Value Short Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,445,970	2,361,031
Fair Value Short Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,862,076	1,423,627
Fair Value Short Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	762,163	141,550
Fair Value Short Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		699,110
Fair Value Short Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		113,396
Fair Value Short Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	65,050	6,860
Fair Value Short Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,245,270	153,641
Fair Value Short Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	564,493	129,991
Fair Value Short Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	225,100	179,079
Fair Value Short Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,583,894	937,404
Fair Value Short Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,861,582)	(2,721,212)
Fair Value Short Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(377,861)	(2,105,557)
Fair Value Short Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(30,347)	(288,285)
Fair Value Short Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(12,047)
Fair Value Short Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(235,011)	(228,434)
Fair Value Short Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(25,530)
Fair Value Short Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(37,841)	(1,494,299)
Fair Value Short Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(15,535)	(31,463)
Fair Value Short Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(59,127)	(25,499)
Fair Value Short Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (1,483,721)	$ (615,655)